FAIR VALUE MEASUREMENTS - Financial Instruments Measured at Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Shares Value	$ 38,556,819	$ 33,716,275
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Shares Value	32,067,322	27,935,127
Microsoft Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Shares Value	5,749,758	5,008,685
Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Shares Value	708,003	728,685
Other
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Shares Value	31,736	43,778
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Shares Value	38,525,083	33,672,497
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Shares Value	32,067,322	27,935,127
Level 1 | Microsoft Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Shares Value	5,749,758	5,008,685
Level 1 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Shares Value	708,003	728,685
Level 1 | Other
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Shares Value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Shares Value	31,736	43,778
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Shares Value	0	0
Level 2 | Microsoft Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Shares Value	0	0
Level 2 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Shares Value	0	0
Level 2 | Other
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Shares Value	$ 31,736	$ 43,778